Debt - Summary of Debt Continuity (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Financial Instruments [Abstract]
Borrowings at beginning of period	$ 4,913	$ 6,255	$ 3,204	$ 4,162
Cash flows
Proceeds from debt	1,305	1,639	1,802	2,426
Redemption, purchase or repayment of debt	(124)	(155)	(338)	(457)
Revolving credit facilities	(262)	(335)	262	363
Non-cash changes
Loss on debt redemption or purchase	0	0	8	11
Changes in foreign exchange rates	0	(10)	0	(216)
Finance fees and discount amortization	(29)	(36)	(29)	(39)
Other	13	16	4	5
Borrowings at end of period	$ 5,816	$ 7,374	$ 4,913	$ 6,255